Note 10 - Other Income - Components of Other Income (Details) $ in Thousands, R in Millions	12 Months Ended
	Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Government grant – Gold sale export incentive		$ 6,482	$ 2,446		$ 1,104
Eersteling rock dump sale		217
Greenstone Provident Fund pay-out	R 4.8	363
Other		39	148		226
		$ 7,101	$ 2,594	[1]	$ 1,330

[1]	Restated, refer note 4(a).